Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 41,698	$ 43,505
Federal funds sold and other short term investments	676,458	627,943
Total cash and cash equivalents	718,156	671,448
Securities available for sale	601,037	676,759
Held to maturity securities ($59,439 and $75,342 fair value at December 31, 2015 and 2014, respectively)	56,465	70,946
Federal Reserve Bank and Federal Home Loan Bank stock	9,480	9,228
Loans, net of deferred fees and costs	3,293,304	3,158,332
Less: Allowance for loan losses	44,762	46,327
Net loans	3,248,542	3,112,005
Bank premises and equipment, net	37,643	38,565
Other assets	63,669	65,488
Total assets	4,734,992	4,644,439
Deposits:
Demand	365,081	331,425
Savings accounts	1,262,194	1,216,831
Interest-bearing checking	754,347	682,210
Money market deposit accounts	610,826	638,542
Other time accounts	1,107,930	1,163,233
Total deposits	4,100,378	4,032,241
Short-term borrowings	191,226	189,116
Accrued expenses and other liabilities	30,078	29,638
Total liabilities	$ 4,321,682	$ 4,250,995
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1 par value; 150,000,000 shares authorized, 98,973,452 and 98,944,623 shares issued at December 31, 2015 and 2014, respectively	$ 98,973	$ 98,945
Surplus	171,443	172,353
Undivided profits	184,009	166,745
Accumulated other comprehensive loss, net of tax	(4,781)	(4,509)
Treasury stock: 3,711,228 and 4,087,295 shares, at cost, at December 31, 2015 and 2014, respectively	(36,334)	(40,090)
Total shareholders' equity	413,310	393,444
Total liabilities and shareholders' equity	$ 4,734,992	$ 4,644,439